Notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Notes payable
Principal amount	$ 651,801
Net carrying amount	622,820	$ 459,883
Current portion of notes payable	51,964	1,966
Long-term notes payable	570,856	457,917
Senior Secured Notes - 2026
Notes payable
Principal amount	475,000	475,000
Unamortized debt discount/Deferred financing	(20,037)	(23,753)
Net carrying amount	454,963	451,247
Bloom Notes - 2023
Notes payable
Principal amount	50,000
Unamortized debt discount/Deferred financing	(74)
Net carrying amount	49,926
Bloom Notes - 2024
Notes payable
Principal amount	50,000
Unamortized debt discount/Deferred financing	(1,755)
Net carrying amount	48,245
Bloom Notes - 2025
Notes payable
Principal amount	60,000
Unamortized debt discount/Deferred financing	(7,115)
Net carrying amount	52,885
Other notes payable
Notes payable
Net carrying amount	16,801	8,637
Seller Note
Notes payable
Net carrying amount	6,728	6,859
Other Notes
Notes payable
Net carrying amount	$ 10,073	$ 1,778